Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (3,819,786)	$ (510,405)
Cash Flows from Investing Activities:
Purchases of property and equipment	(390,297)	(1,620)
Payment of deposits in property and equipment	(59,917,356)	(91,364)
Purchases of intangible assets		(4,751)
Purchases of digital assets	(1,300,000)
Investment in short-term investments		(9,393,389)
Collection of short-term investments	1,774,684	8,541,987
Collection of loans from a third party	12,630,735
Payment of loans to third parties	(23,300,000)	(367,057)
Investment in equity investees	(1,431,152)	(1,257,714)
Net cash used in investing activities	(71,933,386)	(2,573,908)
Cash Flows from Financing Activities:
Cash raised in private placement of ordinary shares	47,671,124	11,050,000
Cash raised in registered direct offering of ordinary shares	20,810,000
Cash raised in exercise of warrants	6,675,000
Net cash provided by financing activities	75,156,124	11,050,000
Effect of exchange rate changes on cash and cash equivalents	1,843,242	55,654
Increase in cash and cash equivalents	1,246,194	8,021,341
Cash and cash equivalents at beginning of period	21,158,368	5,311,693
Cash and cash equivalents at end of period	22,404,562	13,333,034
Major non-cash transactions:
Issuance of ordinary shares for professional services		222,505
Right-of-use assets obtained in exchange for operating lease obligations	$ 121,456